SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 12, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents is restricted cash		$ 500,000		$ 500,000		$ 500,000	$ 500,000
Property and equipment, estimated useful lives		3 years		3 years		3 years
Internal software costs capitalized		$ 398,000		$ 398,000		$ 398,000
Allowance for credit losses		0		0		0	0
Deferred revenue		443,015		443,015		1,319,746	1,779,794	$ 933,361
Revenues		1,710,988	$ 3,917,393	7,411,526	$ 10,849,875	14,022,628	12,214,556
Advertising expense				676,081	$ 632,380	687,785	$ 573,881
Cash FDIC insured amount		$ 250,000		$ 250,000		$ 250,000
Reverse stock split	one-for-225
Common stock, shares issued	225	3,501,701		3,501,701		1,629,861	43,353
Common stock, shares outstanding	225	3,501,701		3,501,701		1,629,861	43,353
Capitalized computer software						$ 398,000	$ 398,000
Amortization Expense						0	99,527
Accumulated amortization						$ 398,000	$ 398,000
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities common shares				22,668	21,336	22,668	16,268
Warrant [Member]
Product Information [Line Items]
Antidilutive securities common shares				9,686		9,686	115,444
Common Stock [Member]
Product Information [Line Items]
Antidilutive securities common shares				2,802,113	8,032	208,176	0
Jet Card [Member]
Product Information [Line Items]
Deferred revenue		$ 340,601		$ 340,601		$ 1,091,235	$ 1,510,976
Jet Application [Member]
Product Information [Line Items]
Deferred revenue		86,181		86,181		212,278	268,818
Management Service [Member]
Product Information [Line Items]
Deferred revenue		$ 16,233		16,233		16,233	0
Aircraft Sales [Member]
Product Information [Line Items]
Revenues				$ 0	$ 0	$ 0	$ 0